Accrued expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses
Professional and consultant fees	$ 503	$ 140
Compensation and related benefits	347	83
License and patent fees	149	108
Market research and consulting		40
Contract research organizations	92	15
Other expenses	114	13
Accrued expenses	$ 1,205	$ 399